Compensation Plans (Range Of Exercise Price Of Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended									12 Months Ended																12 Months Ended
	Dec. 31, 2013 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 10.00 to 19.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 10.00 to 19.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2013 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2013 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated [Member] 10.00 to 19.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit																									10.00	10.00	20.00	20.00	20.00	20.00	20.00	20.00	20.00	20.00	30.00	30.00	30.00				$ 10.00	$ 20.00	$ 30.00
Exercise Price, Upper Range Limit																									19.99	19.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	39.99	39.99	39.99				$ 19.99	$ 29.99	$ 39.99
Outstanding Number	22,512	17,168	19,390	527	2,025	3,935	3,125	4,879	7,879	953	3,205	5,751	730	1,843	1,973	230	1,027	1,641	1,181	2,455	2,710	385	1,319	2,282	9,564	935	7,382	527	2,190	953	711	228	1,181	385	5,566	19	2	14,930	12,165	12,645	4,729	4,973	5,228
Weighted Average Remaining Contractual Life (years)	2 years 11 months 5 days						1 year 4 months 28 days						1 month 21 days			1 month 21 days									4 years 1 month 24 days	4 years 5 months 12 days	2 years 4 months 6 days	1 month 17 days	1 month 10 days	1 month 10 days	1 month 13 days	1 month 21 days	1 month 10 days	1 month 10 days	1 year 7 months 10 days	7 months 10 days	9 months 7 days	2 years 9 months 15 days			4 years 1 month 24 days	2 years 9 months 7 days	1 year 6 months 29 days
Outstanding, Weighted Average Exercise Price	23.11	27.84	28.79	26.29	29.75	29.49	25.74	32.44	31.50	26.27	29.00	28.60	29.11	33.79	33.81	26.42	31.25	30.73	29.04	32.20	32.07	26.27	28.74	28.88	18.10	18.00	22.89	26.29	29.04	26.27	29.05	26.38	29.04	26.27	32.02	31.59	30.63	$ 23.79	$ 26.50	$ 26.78	$ 17.96	$ 21.59	$ 31.16
Exercisable Number	9,360	8,133		527	2,025		2,190	4,879		953	3,205		730	1,843		230	1,027		1,181	2,455		385	1,319		74		4,754	527	2,190	953	711	228	1,181	385	4,532	19	2	7,328	4,685		23	2,981	4,324
Exercisable, Weighted Average Exercise Price	27.84	30.38		26.29	29.75		29.04	32.44		26.27	29.00		29.11	33.79		26.42	31.25		29.04	32.20		26.27	28.74		19.18		23.79	26.29	29.04	26.27	29.05	26.38	29.04	26.27	32.23	31.59	30.63	$ 27.32	$ 27.75		$ 18.86	$ 21.92	$ 31.09